Shareholder Report, Holdings (Details)	Jun. 30, 2025
AST INTERNATIONAL EQUITY PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST INTERNATIONAL EQUITY PORTFOLIO | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST INTERNATIONAL EQUITY PORTFOLIO | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST INTERNATIONAL EQUITY PORTFOLIO | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST INTERNATIONAL EQUITY PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
AST INTERNATIONAL EQUITY PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
AST INTERNATIONAL EQUITY PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
AST LARGE-CAP EQUITY PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST LARGE-CAP EQUITY PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AST LARGE-CAP EQUITY PORTFOLIO | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST LARGE-CAP EQUITY PORTFOLIO | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP EQUITY PORTFOLIO | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP EQUITY PORTFOLIO | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP EQUITY PORTFOLIO | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP EQUITY PORTFOLIO | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST LARGE-CAP EQUITY PORTFOLIO | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP EQUITY PORTFOLIO | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP EQUITY PORTFOLIO | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP EQUITY PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST LARGE-CAP EQUITY PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST LARGE-CAP EQUITY PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST LARGE-CAP EQUITY PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST LARGE-CAP EQUITY PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP EQUITY PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST LARGE-CAP EQUITY PORTFOLIO | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP EQUITY PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST LARGE-CAP EQUITY PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP EQUITY PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
AST LARGE-CAP EQUITY PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST LARGE-CAP EQUITY PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AST LARGE-CAP EQUITY PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST LARGE-CAP EQUITY PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST LARGE-CAP EQUITY PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST LARGE-CAP EQUITY PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST LARGE-CAP EQUITY PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST LARGE-CAP EQUITY PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST LARGE-CAP EQUITY PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP EQUITY PORTFOLIO | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST LARGE-CAP EQUITY PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST LARGE-CAP EQUITY PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST LARGE-CAP EQUITY PORTFOLIO | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST LARGE-CAP EQUITY PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AST LARGE-CAP EQUITY PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST LARGE-CAP EQUITY PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST LARGE-CAP EQUITY PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST LARGE-CAP EQUITY PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST LARGE-CAP EQUITY PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST LARGE-CAP EQUITY PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST LARGE-CAP EQUITY PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
AST LARGE-CAP EQUITY PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST LARGE-CAP EQUITY PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
AST LARGE-CAP EQUITY PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
AST LARGE-CAP EQUITY PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
AST LARGE-CAP GROWTH PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST LARGE-CAP GROWTH PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST LARGE-CAP GROWTH PORTFOLIO | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP GROWTH PORTFOLIO | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST LARGE-CAP GROWTH PORTFOLIO | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP GROWTH PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST LARGE-CAP GROWTH PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST LARGE-CAP GROWTH PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP GROWTH PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST LARGE-CAP GROWTH PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP GROWTH PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP GROWTH PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST LARGE-CAP GROWTH PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
AST LARGE-CAP GROWTH PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST LARGE-CAP GROWTH PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AST LARGE-CAP GROWTH PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP GROWTH PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST LARGE-CAP GROWTH PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AST LARGE-CAP GROWTH PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST LARGE-CAP GROWTH PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP GROWTH PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP GROWTH PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AST LARGE-CAP GROWTH PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST LARGE-CAP GROWTH PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST LARGE-CAP GROWTH PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AST LARGE-CAP GROWTH PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST LARGE-CAP GROWTH PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
AST LARGE-CAP GROWTH PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST LARGE-CAP GROWTH PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
AST LARGE-CAP GROWTH PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
AST LARGE-CAP GROWTH PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
AST LARGE-CAP VALUE PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST LARGE-CAP VALUE PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
AST LARGE-CAP VALUE PORTFOLIO | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST LARGE-CAP VALUE PORTFOLIO | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST LARGE-CAP VALUE PORTFOLIO | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP VALUE PORTFOLIO | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP VALUE PORTFOLIO | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP VALUE PORTFOLIO | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP VALUE PORTFOLIO | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST LARGE-CAP VALUE PORTFOLIO | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP VALUE PORTFOLIO | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST LARGE-CAP VALUE PORTFOLIO | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP VALUE PORTFOLIO | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST LARGE-CAP VALUE PORTFOLIO | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST LARGE-CAP VALUE PORTFOLIO | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST LARGE-CAP VALUE PORTFOLIO | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP VALUE PORTFOLIO | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST LARGE-CAP VALUE PORTFOLIO | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST LARGE-CAP VALUE PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST LARGE-CAP VALUE PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST LARGE-CAP VALUE PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST LARGE-CAP VALUE PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST LARGE-CAP VALUE PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AST LARGE-CAP VALUE PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP VALUE PORTFOLIO | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST LARGE-CAP VALUE PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST LARGE-CAP VALUE PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP VALUE PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST LARGE-CAP VALUE PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST LARGE-CAP VALUE PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP VALUE PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST LARGE-CAP VALUE PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST LARGE-CAP VALUE PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST LARGE-CAP VALUE PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST LARGE-CAP VALUE PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST LARGE-CAP VALUE PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST LARGE-CAP VALUE PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AST LARGE-CAP VALUE PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST LARGE-CAP VALUE PORTFOLIO | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST LARGE-CAP VALUE PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST LARGE-CAP VALUE PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST LARGE-CAP VALUE PORTFOLIO | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST LARGE-CAP VALUE PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST LARGE-CAP VALUE PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST LARGE-CAP VALUE PORTFOLIO | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST LARGE-CAP VALUE PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST LARGE-CAP VALUE PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST LARGE-CAP VALUE PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST LARGE-CAP VALUE PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST LARGE-CAP VALUE PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AST LARGE-CAP VALUE PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST LARGE-CAP VALUE PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST LARGE-CAP VALUE PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
AST LARGE-CAP VALUE PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
AST LARGE-CAP VALUE PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.30%
AST SMALL-CAP EQUITY PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST SMALL-CAP EQUITY PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (14.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
AST SMALL-CAP EQUITY PORTFOLIO | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST SMALL-CAP EQUITY PORTFOLIO | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST SMALL-CAP EQUITY PORTFOLIO | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST SMALL-CAP EQUITY PORTFOLIO | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST SMALL-CAP EQUITY PORTFOLIO | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST SMALL-CAP EQUITY PORTFOLIO | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST SMALL-CAP EQUITY PORTFOLIO | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST SMALL-CAP EQUITY PORTFOLIO | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST SMALL-CAP EQUITY PORTFOLIO | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST SMALL-CAP EQUITY PORTFOLIO | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST SMALL-CAP EQUITY PORTFOLIO | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST SMALL-CAP EQUITY PORTFOLIO | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST SMALL-CAP EQUITY PORTFOLIO | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST SMALL-CAP EQUITY PORTFOLIO | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST SMALL-CAP EQUITY PORTFOLIO | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST SMALL-CAP EQUITY PORTFOLIO | CCC and Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST SMALL-CAP EQUITY PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST SMALL-CAP EQUITY PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST SMALL-CAP EQUITY PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AST SMALL-CAP EQUITY PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST SMALL-CAP EQUITY PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST SMALL-CAP EQUITY PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AST SMALL-CAP EQUITY PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST SMALL-CAP EQUITY PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST SMALL-CAP EQUITY PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST SMALL-CAP EQUITY PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST SMALL-CAP EQUITY PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AST SMALL-CAP EQUITY PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST SMALL-CAP EQUITY PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST SMALL-CAP EQUITY PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST SMALL-CAP EQUITY PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST SMALL-CAP EQUITY PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST SMALL-CAP EQUITY PORTFOLIO | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST SMALL-CAP EQUITY PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST SMALL-CAP EQUITY PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST SMALL-CAP EQUITY PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST SMALL-CAP EQUITY PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
AST SMALL-CAP EQUITY PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST SMALL-CAP EQUITY PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST SMALL-CAP EQUITY PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
AST SMALL-CAP EQUITY PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
AST SMALL-CAP EQUITY PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.90%
AST BOND PORTFOLIO 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2025 [Member] | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%	[2]
AST BOND PORTFOLIO 2025 [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST BOND PORTFOLIO 2025 [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
AST BOND PORTFOLIO 2025 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST BOND PORTFOLIO 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2026 [Member] | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%	[2]
AST BOND PORTFOLIO 2026 [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST BOND PORTFOLIO 2026 [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
AST BOND PORTFOLIO 2026 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST BOND PORTFOLIO 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2027 [Member] | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%	[2]
AST BOND PORTFOLIO 2027 [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST BOND PORTFOLIO 2027 [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
AST BOND PORTFOLIO 2027 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST BOND PORTFOLIO 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2028 [Member] | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%	[2]
AST BOND PORTFOLIO 2028 [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST BOND PORTFOLIO 2028 [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
AST BOND PORTFOLIO 2028 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST BOND PORTFOLIO 2029
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2029 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%	[2]
AST BOND PORTFOLIO 2029 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST BOND PORTFOLIO 2029 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
AST BOND PORTFOLIO 2029 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST BOND PORTFOLIO 2030
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2030 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%	[2]
AST BOND PORTFOLIO 2030 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST BOND PORTFOLIO 2030 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
AST BOND PORTFOLIO 2030 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST BOND PORTFOLIO 2031
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2031 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%	[2]
AST BOND PORTFOLIO 2031 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AST BOND PORTFOLIO 2031 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
AST BOND PORTFOLIO 2031 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST BOND PORTFOLIO 2032
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2032 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%	[2]
AST BOND PORTFOLIO 2032 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST BOND PORTFOLIO 2032 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
AST BOND PORTFOLIO 2032 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST BOND PORTFOLIO 2033
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2033 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%	[2]
AST BOND PORTFOLIO 2033 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST BOND PORTFOLIO 2033 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
AST BOND PORTFOLIO 2033 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST BOND PORTFOLIO 2034
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2034 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%	[2]
AST BOND PORTFOLIO 2034 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST BOND PORTFOLIO 2034 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
AST BOND PORTFOLIO 2034 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST BOND PORTFOLIO 2035
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2035 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[2]
AST BOND PORTFOLIO 2035 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST BOND PORTFOLIO 2035 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
AST BOND PORTFOLIO 2035 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST BOND PORTFOLIO 2036
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BOND PORTFOLIO 2036 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%	[2]
AST BOND PORTFOLIO 2036 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST BOND PORTFOLIO 2036 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
AST BOND PORTFOLIO 2036 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST CORE FIXED INCOME PORTFOLIO
Holdings [Line Items]
Percent of Total Investments	100.00%
AST CORE FIXED INCOME PORTFOLIO | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST CORE FIXED INCOME PORTFOLIO | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
AST CORE FIXED INCOME PORTFOLIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
AST CORE FIXED INCOME PORTFOLIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
AST CORE FIXED INCOME PORTFOLIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
AST CORE FIXED INCOME PORTFOLIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
AST CORE FIXED INCOME PORTFOLIO | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
AST CORE FIXED INCOME PORTFOLIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
AST CORE FIXED INCOME PORTFOLIO | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
AST GOVERNMENT MONEY MARKET PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST GOVERNMENT MONEY MARKET PORTFOLIO | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
AST GOVERNMENT MONEY MARKET PORTFOLIO | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
AST GOVERNMENT MONEY MARKET PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
AST GOVERNMENT MONEY MARKET PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
AST GOVERNMENT MONEY MARKET PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
AST INVESTMENT GRADE BOND PORTFOLIO
Holdings [Line Items]
Percent of Total Investments	100.00%
AST INVESTMENT GRADE BOND PORTFOLIO | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
AST INVESTMENT GRADE BOND PORTFOLIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
AST INVESTMENT GRADE BOND PORTFOLIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
AST INVESTMENT GRADE BOND PORTFOLIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%
AST INVESTMENT GRADE BOND PORTFOLIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
AST INVESTMENT GRADE BOND PORTFOLIO | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
AST INVESTMENT GRADE BOND PORTFOLIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
AST INVESTMENT GRADE BOND PORTFOLIO | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO
Holdings [Line Items]
Percent of Total Investments	100.00%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
AST QUANTITATIVE MODELING PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST QUANTITATIVE MODELING PORTFOLIO | Residential MortgageBacked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST QUANTITATIVE MODELING PORTFOLIO | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST QUANTITATIVE MODELING PORTFOLIO | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST QUANTITATIVE MODELING PORTFOLIO | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST QUANTITATIVE MODELING PORTFOLIO | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST QUANTITATIVE MODELING PORTFOLIO | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AST QUANTITATIVE MODELING PORTFOLIO | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
AST QUANTITATIVE MODELING PORTFOLIO | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST QUANTITATIVE MODELING PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST QUANTITATIVE MODELING PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST QUANTITATIVE MODELING PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST QUANTITATIVE MODELING PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST QUANTITATIVE MODELING PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST QUANTITATIVE MODELING PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST QUANTITATIVE MODELING PORTFOLIO | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST QUANTITATIVE MODELING PORTFOLIO | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST QUANTITATIVE MODELING PORTFOLIO | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST QUANTITATIVE MODELING PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST QUANTITATIVE MODELING PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST QUANTITATIVE MODELING PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST QUANTITATIVE MODELING PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST QUANTITATIVE MODELING PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST QUANTITATIVE MODELING PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST QUANTITATIVE MODELING PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST QUANTITATIVE MODELING PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST QUANTITATIVE MODELING PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST QUANTITATIVE MODELING PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST QUANTITATIVE MODELING PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST QUANTITATIVE MODELING PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST QUANTITATIVE MODELING PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST QUANTITATIVE MODELING PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST QUANTITATIVE MODELING PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST QUANTITATIVE MODELING PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST QUANTITATIVE MODELING PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST QUANTITATIVE MODELING PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST QUANTITATIVE MODELING PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AST QUANTITATIVE MODELING PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST QUANTITATIVE MODELING PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST QUANTITATIVE MODELING PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST QUANTITATIVE MODELING PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST QUANTITATIVE MODELING PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[1]
AST QUANTITATIVE MODELING PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
AST QUANTITATIVE MODELING PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
AST BALANCED ASSET ALLOCATION PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST BALANCED ASSET ALLOCATION PORTFOLIO | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST BALANCED ASSET ALLOCATION PORTFOLIO | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST BALANCED ASSET ALLOCATION PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
AST BALANCED ASSET ALLOCATION PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST BALANCED ASSET ALLOCATION PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[1]
AST BALANCED ASSET ALLOCATION PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
AST BALANCED ASSET ALLOCATION PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
AST MULTI-ASSET DIVERSIFIED PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
AST PRESERVATION ASSET ALLOCATION
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST PRESERVATION ASSET ALLOCATION | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST PRESERVATION ASSET ALLOCATION | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST PRESERVATION ASSET ALLOCATION | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST PRESERVATION ASSET ALLOCATION | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PRESERVATION ASSET ALLOCATION | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AST PRESERVATION ASSET ALLOCATION | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AST PRESERVATION ASSET ALLOCATION | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST PRESERVATION ASSET ALLOCATION | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST PRESERVATION ASSET ALLOCATION | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST PRESERVATION ASSET ALLOCATION | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST PRESERVATION ASSET ALLOCATION | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST PRESERVATION ASSET ALLOCATION | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST PRESERVATION ASSET ALLOCATION | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST PRESERVATION ASSET ALLOCATION | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST PRESERVATION ASSET ALLOCATION | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PRESERVATION ASSET ALLOCATION | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PRESERVATION ASSET ALLOCATION | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PRESERVATION ASSET ALLOCATION | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST PRESERVATION ASSET ALLOCATION | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST PRESERVATION ASSET ALLOCATION | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
AST PRESERVATION ASSET ALLOCATION | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
AST PRESERVATION ASSET ALLOCATION | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AST PRESERVATION ASSET ALLOCATION | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST PRESERVATION ASSET ALLOCATION | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST PRESERVATION ASSET ALLOCATION | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST PRESERVATION ASSET ALLOCATION | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST PRESERVATION ASSET ALLOCATION | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[1]
AST PRESERVATION ASSET ALLOCATION | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
AST PRESERVATION ASSET ALLOCATION | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | CCC and Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[1]
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
Holdings [Line Items]
Percent of Total Investments	100.00%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO
Holdings [Line Items]
Percent of Total Investments	100.00%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.90%)
AST TARGET MATURITY CENTRAL PORTFOLIO
Holdings [Line Items]
Percent of Total Investments	100.00%
AST TARGET MATURITY CENTRAL PORTFOLIO | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
AST TARGET MATURITY CENTRAL PORTFOLIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
AST TARGET MATURITY CENTRAL PORTFOLIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
AST TARGET MATURITY CENTRAL PORTFOLIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
AST TARGET MATURITY CENTRAL PORTFOLIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
AST TARGET MATURITY CENTRAL PORTFOLIO | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
AST TARGET MATURITY CENTRAL PORTFOLIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
AST TARGET MATURITY CENTRAL PORTFOLIO | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%

[1]	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
[2]	The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
[3]	Less than 0.05%